UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices)(Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 633-1515

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

Neiman Large Cap Value Fund

No-Load Shares (NEIMX)
Class A Shares (NEAMX)
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT

September 30, 2022

NEIMAN LARGE CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2022.

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
No-Load Shares(B)	-6.50%	0.80%	3.62%	7.03%
Standard & Poor’s 500 Index(D)	-15.47%	8.16%	9.24%	11.70%

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Class A Shares(C) (with sales charge)*	-11.88%	-1.16%	2.40%	6.39%
Class A Shares(C) (without sales charge)*	-6.50%	0.80%	3.62%	7.03%
Standard & Poor’s 500 Index(D)	-15.47%	8.16%	9.24%	11.70%

Total Annual Fund Operating Expense Ratio (from 07/29/2022 Prospectus):

No-Load Shares - Gross 1.60%, Net 1.46% Class A Shares - Gross 1.85%, Net 1.46%

The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

(A) 1 Year, 3 Years, 5 Years and 10 Years returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

(B) The inception date of the Neiman Large Cap Value Fund No-Load Shares was April 1, 2003.

(C) Class A commenced operations on August 1, 2012.

(D) The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. Investors cannot directly invest in an index.

* With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A shares. Returns without sales charges do not reflect the current maximum sales charges. Had the sales charges been included, the returns would have been lower.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS ARBOR COURT CAPITAL LLC.

2022 Semi-Annual Report 1

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent and IRA accounts will be charged an $8.00 annual maintenance fee. Each Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Each Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2022, through September 30, 2022.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and IRA mainte-nance fees described above and expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs and expenses of underlying funds were included, your cost could have been higher.

No-Load Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2022 to
	April 1, 2022	September 30, 2022	September 30, 2022

Actual	$1,000.00	$831.51	$6.66

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for the No-Load Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Class A Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2022 to
	April 1, 2022	September 30, 2022	September 30, 2022

Actual	$1,000.00	$831.51	$6.66

Hypothetical	$1,000.00	$1,017.80	$7.33
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% for Class A, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

2022 Semi-Annual Report 2

NEIMAN LARGE CAP VALUE FUND (Unaudited)

Neiman Large Cap Value Fund by Sectors (as a percentage of Net Assets) September 30, 2022 (Unaudited)

* Liabilities include Options Written.

2022 Semi-Annual Report 3

Neiman Large Cap Value Fund

	Schedule of Investments
	September 30, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Aircraft Engines & Engine Parts
12,370 Raytheon Technologies Corporation	$1,012,608	3.96%
Beverages
18,000 The Coca-Cola Company	1,008,360	3.94%
Computer Communications Equipment
9,900 Cisco Systems, Inc.	396,000	1.55%
Computer & Office Equipment
2,900 International Business Machines Corporation	344,549	1.35%
Electronic Computers
8,700 Apple Inc.	1,202,340	4.70%
Gas & Other Services Combined
7,400 Sempra Energy +	1,109,556	4.33%
Gold and Silver Ores
7,300 Newmont Corporation	306,819	1.20%
Hospitals & Medical Service Plans
2,100 UnitedHealth Group, Inc.	1,060,584	4.14%
Industrial Inorganic Chemicals
3,300 Air Products and Chemicals, Inc.	768,009	3.00%
Metal Mining
6,900 Southern Copper Corporation	309,396	1.21%
Miscellaneous Industrial & Commercial Machinery & Equipment
3,600 Eaton Corporation PLC (Ireland)	480,096	1.87%
National Commercial Banks
5,000 The PNC Financial Services Group, Inc.	747,100	2.92%
Petroleum Refining
7,400 Chevron Corporation	1,063,158
12,900 Exxon Mobil Corp.	1,126,299
	2,189,457	8.55%
Pharmaceutical Preparations
6,200 Johnson & Johnson +	1,012,832
13,100 Merck & Co.	1,128,172
14,300 Pfizer Inc.	625,768
	2,766,772	10.81%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
7,900 Dow Inc.	347,047	1.36%
Radio & TV Broadcasting & Communications Equipment
3,000 QUALCOMM Incorporated	338,940	1.32%
Railroads, Line-Haul Operating
3,800 Union Pacific Corporation	740,316	2.89%
Retail - Variety Stores
2,600 Costco Wholesale Corp.	1,227,902	4.80%
Rubber & Plastic Footwear
9,000 Nike Inc. Class B	748,080	2.92%
Security Brokers, Dealers & Flotation Companies
16,400 The Charles Schwab Corporation	1,178,668	4.60%
Semiconductors & Related Devices
10,400 Intel Corporation	268,008
3,000 Texas Instruments Incorporated	464,340
	732,348	2.86%
Services - Business Services, NEC
2,600 Accenture PLC Class A (Ireland)	668,980	2.61%
Services - Computer Processing & Data Preparation
3,100 Automatic Data Processing, Inc.	701,189	2.74%

+ Portion or all of the security is pledged as collateral for call options written.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 4

Neiman Large Cap Value Fund

		Schedule of Investments
	September 30, 2022 (Unaudited)
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Services - Prepackaged Software
2,100 Microsoft Corporation	$489,090	1.91%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
4,600 Procter & Gamble Co.	580,750	2.27%
Telephone Communications (No Radiotelephone)
21,600 AT&T Inc.	331,344
7,100 Verizon Communications Inc.	269,587
	600,931	2.35%
Tobacco Products
11,900 Altria Group Inc.	480,522
5,800 Philip Morris International, Inc.	481,458
	961,980	3.76%
Total for Common Stocks (Cost $18,967,151)	23,017,867	89.92%
REAL ESTATE INVESTMENT TRUSTS
10,100 Lamar Advertising Company - Class A +	833,149	3.25%
Total for Real Estate Investment Trusts (Cost $837,790)
MONEY MARKET FUNDS
1,682,365 Fidelity® Investments Money Market - Government Portfolio -
Class I 2.74% *	1,682,365	6.57%
Total for Money Market Funds (Cost $1,682,365)
Total Investments	25,533,381	99.74%
(Cost $21,487,306)
Other Assets in Excess of Liabilities	65,941	0.26%
Net Assets	$25,599,322	100.00%

+ Portion or all of the security is pledged as collateral for call options written. * The rate shown represents the 7-day yield at September 30, 2022.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 5

Neiman Large Cap Value Fund

		Schedule of Call Options Written
		September 30, 2022 (Unaudited)
Underlying Security	Call Option	Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Johnson & Johnson
October 21, 2022 Calls @ $200.00	9	$ 147,024	$ 27
Lamar Advertising Company - Class A
October 21, 2022 Calls @ $130.00 **	14	115,486	350
Sempra Energy
October 21, 2022 Calls @ $180.00	10	149,940	250
Total (Premiums Received $8,044)		$ 412,450	$ 627

** Denotes Level 2 valuation. See Note 3. The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 6

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2022
Assets:
Investments at Fair Value	$25,533,381
(Cost $21,487,306)
Prepaid Expenses	24,428
Receivables:
Shareholder Purchases	30,017
Dividends	58,404
Total Assets	25,646,230
Liabilities:
Covered Call Options Written at Fair Value (Premiums Received $8,044)	627
Due to Adviser	18,124
Payable for Shareholder Redemptions	6,653
Accrued Distribution and Service (12b-1) Fees	877
Accrued Compliance Officer Expense	1,006
Accrued Trustees Fees	1,009
Other Accrued Expenses	18,612
Total Liabilities	46,908
Net Assets	$25,599,322
Net Assets Consist of:
Paid In Capital	$21,565,318
Total Distributable Earnings	4,034,004
Net Assets	$25,599,322

No-Load Shares
Net Assets	$24,342,151
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	1,023,086
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$23.79

Class A Shares
Net Assets	$1,257,171
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	52,838
Net Asset Value and Redemption Price Per Share	$23.79
Maximum Offering Price Per Share ($23.79/0.9425) *	$25.24

* Reflects a maximum sales charge of 5.75% . The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 7

Neiman Large Cap Value Fund

Statement of Operations (Unaudited)
For the six month period ended September 30, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$382,863
Total Investment Income	382,863

Expenses:
Management Fees	141,737
Transfer Agent Fees & Accounting Fees	23,356
Administration Fees	15,041
Registration Expense	12,975
Audit Fees	9,285
Legal Fees	7,521
Custody Fees	5,415
Insurance Expense	3,111
Miscellaneous Expense	3,076
Trustees Fees	3,009
Printing and Postage Expense	2,005
Compliance Officer Expense	2,005
Distribution and Service (12b-1) Fees - Class A	1,790
Total Expenses	230,326
Less: Expense Waiver / Expense Reimbursement	(24,808)
Net Expenses	205,518
Net Investment Income (Loss)	177,345

Net Realized and Unrealized Gain (Loss) on Investments & Options Written:
Net Realized Gain (Loss) on Investments	(158,557)
Net Realized Gain (Loss) on Options Written	34,556
Net Change In Unrealized Appreciation (Depreciation) on Investments	(5,222,032)
Net Change In Unrealized Appreciation (Depreciation) on Options Written	16,509
Net Realized and Unrealized Gain (Loss) on Investments & Options Written	(5,329,524)

Net Increase (Decrease) in Net Assets from Operations	$(5,152,179)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 8

Neiman Large Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	4/1/2022	4/1/2021
	to	to
	9/30/2022	3/31/2022
From Operations:
Net Investment Income (Loss)	$177,345	$271,768
Net Realized Gain (Loss) on Investments	(158,557)	3,600,330
Net Realized Gain (Loss) on Options Written	34,556	119,048
Net Change in Unrealized Appreciation (Depreciation)
on Investments and Options Written	(5,205,523)	889,078
Net Increase (Decrease) in Net Assets from Operations	(5,152,179)	4,880,224
From Distributions to Shareholders:
No-Load Shares	(760,057)	(5,172,043)
Class A Shares	(39,357)	(272,278)
Change in Net Assets from Distributions	(799,414)	(5,444,321)
From Capital Share Transactions:
Proceeds From Sale of Shares
No-Load Shares	4,043,859	5,105,180
Class A Shares	22,447	172,349
Shares Issued on Reinvestment of Dividends
No-Load Shares	758,503	5,158,015
Class A Shares	37,446	257,259
Cost of Shares Redeemed
No-Load Shares	(2,816,278)	(15,898,153)
Class A Shares	(85,641)	(506,844)
Net Increase (Decrease) from Shareholder Activity	1,960,336	(5,712,194)
Net Increase (Decrease) in Net Assets	(3,991,257)	(6,276,291)
Net Assets at Beginning of Period	29,590,579	35,866,870
Net Assets at End of Period	$25,599,322	$29,590,579

Share Transactions:
Issued
No-Load Shares	149,219	170,911
Class A Shares	829	5,697
Reinvested
No-Load Shares	30,087	178,325
Class A Shares	1,485	8,888
Redeemed
No-Load Shares	(106,879)	(539,078)
Class A Shares	(3,131)	(16,768)
Net Increase (Decrease) in Shares	71,610	(192,025)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 9

Neiman Large Cap Value Fund

Financial Highlights - No-Load Class	(Unaudited)
Selected data for a share outstanding	4/1/2022		4/1/2021	4/1/2020	4/1/2019	4/1/2018	4/1/2017
throughout the period:	to		to	to	to	to	to
	9/30/2022		3/31/2022	3/31/2021	3/31/2020	3/31/2019	3/31/2018
Net Asset Value -
Beginning of Period	$29.46		$29.98	$21.87	$27.74	$27.31	$26.05
Net Investment Income (Loss) (a)	0.17		0.26	0.31	0.34	0.36	0.30
Net Realized and Unrealized Gains (Losses)
on Investments and Options Written (b)	(5.09)		4.37	8.13	(5.53)	0.80	2.82
Total from Investment Operations	(4.92)		4.63	8.44	(5.19)	1.16	3.12

Distributions (From Net Investment Income)	(0.10)		(0.29)	(0.33)	(0.35)	(0.30)	(0.30)
Distributions (From Capital Gains)	(0.65)		(4.86)	-	(0.33)	(0.43)	(1.56)
Total Distributions	(0.75)		(5.15)	(0.33)	(0.68)	(0.73)	(1.86)
Net Asset Value -
End of Period	$23.79		$29.46	$29.98	$21.87	$27.74	$27.31
Total Return (c)	(16.85)%	*	16.51%	38.84%	(19.35)%	4.41%	12.35%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$24,342		$28,010	$34,193	$30,255	$30,436	$25,373
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.61%	**	1.59%	1.50%	1.48%	1.53%	1.57%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.09%	**	0.73%	1.18%	1.17%	1.23%	0.99%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	**	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.25%	**	0.87%	1.23%	1.20%	1.31%	1.11%
Portfolio Turnover Rate	6.08%	*	20.99%	108.93%	36.22%	18.60%	21.13%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 10

Neiman Large Cap Value Fund

Financial Highlights - Class A	(Unaudited)
Selected data for a share outstanding	4/1/2022		4/1/2021	4/1/2020	4/1/2019	4/1/2018	4/1/2017
throughout the period:	to		to	to	to	to	to
	9/30/2022		3/31/2022	3/31/2021	3/31/2020	3/31/2019	3/31/2018
Net Asset Value -
Beginning of Period	$29.46		$29.98	$21.87	$27.74	$27.31	$26.05
Net Investment Income (Loss) (a)	0.17		0.26	0.30	0.34	0.36	0.30
Net Realized and Unrealized Gains (Losses)
on Investments and Options Written (b)	(5.09)		4.37	8.14	(5.53)	0.80	2.82
Total from Investment Operations	(4.92)		4.63	8.44	(5.19)	1.16	3.12

Distributions (From Net Investment Income)	(0.10)		(0.29)	(0.33)	(0.35)	(0.30)	(0.30)
Distributions (From Capital Gains)	(0.65)		(4.86)	-	(0.33)	(0.43)	(1.56)
Total Distributions	(0.75)		(5.15)	(0.33)	(0.68)	(0.73)	(1.86)
Net Asset Value -
End of Period	$23.79		$29.46	$29.98	$21.87	$27.74	$27.31
Total Return (c)	(16.85)%	*	16.51%	38.84%	(19.35)%	4.41%	12.35%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,257		$1,581	$1,674	$1,947	$2,541	$1,634
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.86%	**	1.84%	1.75%	1.73%	1.78%	1.82%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.83%	**	0.48%	0.89%	0.92%	0.98%	0.74%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.45%	**	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of Net Investment Income (Loss) to
Average Net Assets	1.24%	**	0.87%	1.19%	1.20%	1.31%	1.11%
Portfolio Turnover Rate	6.08%	*	20.99%	108.93%	36.22%	18.60%	21.13%

* Not Annualized.
** Annualized.
(a) Based on Average Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of
Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report 11

NOTES TO FINANCIAL STATEMENTS NEIMAN LARGE CAP VALUE FUND September 30, 2022 (Unaudited)

1.) ORGANIZATION
Neiman Large Cap Value Fund (the “Fund”) is a diversified series of the Neiman Funds (the “Trust”), an open-end management investment company. The Trust was organized in Ohio as a business trust on January 3, 2003, and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund is one of a series of funds currently authorized by the Board of Trustees (the “Trustees” or the “Board”). Neiman Funds Management LLC is the adviser to the Fund (the “Adviser”). The Fund currently offers No-Load Class shares and Class A shares. The Fund (No-Load shares) commenced operations on April 1, 2003. Class A shares commenced operations on August 1, 2012. The classes differ principally in their respective distribution expenses (see Note 5) and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase. The sales charge declines as the amount purchased increases, in accordance with the Fund’s prospectus. The Fund’s investment objective is to seek long-term capital appreciation. No-Load shares of the Fund are offered at net asset value without an initial sales charge.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

OPTION WRITING
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the written option. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. For additional information on option writing, see Note 9.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest

2022 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six month period ended September 30, 2022, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated prora-ta to the funds in the Trust based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate basis. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly,

2022 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks including REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund’s assets at their fair value according to policies approved by the Fund’s Board. Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

Short positions (including options written). Short positions that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. To the extent these short positions are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a short position, including a written option, is valued at its last ask price except when, in the opinion of Fund management including as informed by the Adviser’s opinion, the last ask price does not accurately reflect the current value of the short position. When an ask price is used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of September 30, 2022:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,017,867	$0	$0	$23,017,867
Real Estate Investment Trusts	833,149	0	0	833,149
Money Market Funds	1,682,365	0	0	1,682,365
Total	$25,533,381	$0	$0	$25,533,381

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$277	$350	$0	$627
Total	$277	$350	$0	$627

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets or liabilities during the six month period ended September 30, 2022.

4.) INVESTMENT ADVISORY AGREEMENT
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Neiman Funds Management LLC. Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust (except as described below in Note 6).

2022 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

The Adviser earns an annual management fee of 1.00% of the Fund’s average daily net assets. For the six month period ended September 30, 2022, the Adviser earned management fees totaling $141,737 before the waiver of management fees and reimbursement of expenses described below. The Adviser has contractually agreed to waive management fees and reimburse expenses, without recoupment, to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.45% of its average daily net assets for No-Load Class shares and at 1.45% of its average daily net assets for Class A shares through July 31, 2023. The fee waiver will automatically terminate on July 31, 2023, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver or expense reimbursement before July 31, 2023.

For the six month period ended September 30, 2022, the Adviser waived fees in the amounts of $21,858 and $2,950 with no recapture provision for No Load and Class A, respectively. The Fund owed the Adviser $18,124 at September 30, 2022. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Trust, with respect to the Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows the Fund to pay distribution and other fees (“12b-1 fees”) for the sale and distribution of the Fund’s Class A shares and for services provided to shareholders by Arbor Court Capital LLC (the “Distributor”) or the Adviser. The Plan permits the Fund to pay the Distributor and the Adviser 12b-1 fees as compensation for their services and expenses in connection with the distribution of Fund shares. The Distributor must approve all payments made under the Plan and may pay any or all amounts received under the Plan to other persons, including the Adviser, for distribution, promotional or shareholder support services. Up to 0.25% of the 12b-1 fee may be used as a shareholder servicing fee. The Class A shares pay an annual 12b-1 fee equal to 0.25% of its average daily net assets. During the six month period ended September 30, 2022, there was $1,790 of 12b-1 fees incurred by Class A shares. As of September 30, 2022, the Fund had an accrued liability of $877 which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
During the six month period ended September 30, 2022, certain owners of the Adviser earned financial benefits from the sale of Fund shares through Peak Brokerage Services, LLC (“Peak”), a FINRA registered broker/dealer. During the six month period ended September 30, 2022, Peak earned $970 from the sale of the Fund’s Class A shares, a portion of which was paid to owners of the Adviser. Additionally, during the six month period ended September 30, 2022, Peak earned $971 associated with trailing commissions of the Fund’s Class A, which are paid from available class specific accrued 12b-1 fees. A portion of these fees were paid to owners of the Adviser.

Also, Daniel Neiman, in his role as Chief Compliance Officer of the Fund, received $2,005 for his services during the six month period ended September 30, 2022. Mr. D. Neiman is a control person of the Adviser and President, Secretary and Treasurer of the Trust. The Fund owed the Chief Compliance Officer $1,006 at September 30, 2022.

7.) PURCHASES AND SALES OF SECURITIES
For the six month period ended September 30, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,831,758 and $1,623,282, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2022, National Financial Services LLC located at 200 Liberty Street, New York, New York, for the benefit of its customers, owned, in the aggregate, 72.65% of the Fund between the No Load Class and Class A, and therefore may be deemed to control the Fund.

9.) WRITTEN OPTIONS
As of September 30, 2022, portfolio securities valued at $412,450 were held by the Fund as collateral for options written by the Fund.

For the six month period ended September 30, 2022, the total amount of options written, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

2022 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued
	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2022	189	$43,675
Options written	–	–
Options terminated in closing purchase transactions	–	–
Options expired	(151)	(34,556)
Options exercised	(5)	(1,075)
Options outstanding at September 30, 2022	33	$8,044

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Liability
Covered Call Options Written	Derivatives ($627)

Realized and unrealized gains and losses on derivatives contracts entered into during the six month period ended September 30, 2022, by the Fund are recorded in the following locations in the Statement of Operations:

		Realized		Unrealized
	Location	Gain (Loss)	Location	Gain (Loss)
Covered	Net Realized Gain		Net Change In Unrealized
Call Options	(Loss) on Options	$34,556	Appreciation (Depreciation)	$16,509
Written	Written		on Options Written

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

During the six month period ended September 30, 2022, the Fund was not subject to any master netting arrangements.

10.) TAX MATTERS

For Federal income tax purposes, the cost of investments owned at September 30, 2022 was $21,487,306, and premiums received from options written was $8,044.

At September 30, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$6,007,761	($1,954,269)	$4,053,492

The tax character of distributions for the No-Load Class was as follows:

	Six months ended	Year ended
	September 30, 2022	March 31, 2022
Ordinary Income:	$ 155,352	$ 1,048,523
Long-term Capital Gain:	604,705	4,123,520
	$ 760,057	$ 5,172,043

The tax character of distributions for Class A was as follows:

	Six months ended	Year ended
	September 30, 2022	March 31, 2022
Ordinary Income:	$ 8,045	$ 53,648
Long-term Capital Gain:	31,312	218,630
	$ 39,357	$ 272,278

2022 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

11.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Semi-Annual Report 17

ADDITIONAL INFORMATION September 30, 2022 (UNAUDITED)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Neiman Funds Management LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-877-385-2720. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended September 30, 2022, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2022 Semi-Annual Report 18

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Michael Lomas

Investment Adviser
Neiman Funds Management LLC
305 Spindrift Drive
Williamsville, NY 14221

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

Custodian
U.S. Bank, NA
425 Walnut Street
P.O. Box 1118
Cincinnati, OH 45201

Fund Administrator
Premier Fund Solutions Inc.
1939 Friendship Drive, Suite C
El Cajon, CA 92020

Legal Counsel
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Distributor
Arbor Court Capital LLC
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147

This report is provided for the general information of the shareholders of the Neiman
Large Cap Value Fund. This report is not intended for distribution to prospective investors in the fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Daniel Neiman
Daniel Neiman President

Date: 12/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman
Daniel Neiman President

Date: 12/1/2022

By: /s/Daniel Neiman
Daniel Neiman Chief Financial Officer

Date: 12/1/2022